Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

Note 16. Quarterly Financial Information (Unaudited)

The following tables present selected quarterly financial data for the periods indicated. Earnings per unit are computed independently for each of the quarters presented and the sum of the quarterly earnings per unit may not necessarily equal the total for the year.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per unit amounts)
For the Year Ended December 31, 2014:
Revenues	$111,649	$136,290	$158,399	$129,881
Operating income (loss)	(16,739)	(93,294)	127,078	181,355
Net income (loss)	(32,892)	(111,640)	101,307	158,839
Net income (loss) attributable to Memorial Production Partners LP	(32,947)	(111,628)	101,157	159,000
Net income (loss) allocated to previous owners	1,165	2,566	(1,919)	(4,277)
Net income (loss) noncontrolling interest	55	(12)	150	(161)
Limited partners’ interest in net income (loss)	(34,118)	(114,120)	102,925	163,066
Basic and diluted earnings per unit	(0.56)	(1.86)	1.39	1.88

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per unit amounts)
For the Year Ended December 31, 2013:
Revenues	$75,074	$96,907	$99,807	$101,349
Operating income (loss)	(1,341)	65,253	24,401	17,300
Net income (loss)	(8,535)	56,413	12,098	1,029
Net income (loss) attributable to Memorial Production Partners LP	(8,531)	56,315	11,972	982
Net income (loss) allocated to previous owners	(3,509)	10,136	55,265	(9,880)
Net income (loss) noncontrolling interest	(4)	98	126	47
Limited partners’ interest in net income (loss)	(5,017)	46,133	(43,270)	10,831
Basic and diluted earnings per unit	(0.14)	1.04	(0.97)	0.18

The Partnership consummated several common control acquisitions in 2013, as further discussed in Note 12, directly or indirectly from Memorial Resource and certain affiliates of NGP. The quarterly financial information for the years ended December 31, 2014 and 2013 presented above has been retrospectively revised for these common control transactions and for the Property Swap as discussed in Notes 1 and 18.  See Notes 2 and 10 for additional information regarding earnings per unit.